Equity	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
Equity

Note 11 - Equity

Ordinary Shares

When the Company was incorporated in the Cayman Islands on March 11, 2021, 10,000,000,000 (pre-share consolidation) ordinary shares were authorized and 60,000,000 (pre-share consolidation) were issued to the shareholders at a par value of US$0.0001 (pre-share consolidation) each. As noted in Note 1 “Organization and Principal Activities”, the incorporation and issuance of ordinary shares are part of the reorganization and are presented as if the transaction became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company.

On October 17, 2022, Ruanyun, with the approval of its board of directors and shareholders, effected a 1-for-2 share consolidation of all of its issued and unissued ordinary shares, or the share consolidation, whereby each two ordinary shares of par value of $0.0001 each were consolidated into one ordinary share of par value of $0.0002 each, following which the share capital of Ruanyun was $1,000,000 divided into 5,000,000,000 shares with a par value of $0.0002 each. Any and all fractional shares were rounded up to the nearest whole share. As of the date of the filing of this annual report with the SEC, 33,750,004 ordinary shares of Ruanyun are issued and outstanding.

As noted in Note 1 “Organization and Principal Activities”, the incorporation and issuance of ordinary shares are part of the reorganization and are presented as if the transaction became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company.

Non-controlling interest

As of March 31, 2025, the Company’s non-controlling interest represented 28.6% equity interest of Jiangxi Alphabet, 35.0% equity interest of Jiaotou, 49.0% of Huizuoye and 51.0% of Mengyun.

As of March 31, 2024, the Company’s non-controlling interest represented 28.6% equity interest of Jiangxi Alphabet, 35.0% equity interest of Jiaotou and 49.0% of Huizuoye.